Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2020
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2020 and from the date of the Spin-off through June 30, 2019 for the prior year:

	Six months ended June 30
(shares in millions)	2020	2019
Unvested at January 1	4.7	—
Replacement awards issued at Spin-off(1)	—	4.2
Granted	2.0	0.6
Vested	(1.0)	—
Forfeited	(0.2)	—
Unvested at June 30	5.5	4.8
(1)
Alcon issued 4.2 million unvested equity-based awards to replace forfeited unvested Novartis awards at the time of the Spin-off.